Note 10 - Other Borrowings (Detail) - Maturities of Other Borrowings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013 (in Dollars)	$ 1,362
2013	3.95%
2014 (in Dollars)	984
2014	3.99%
2015 (in Dollars)	685
2015	4.01%
2016 (in Dollars)	502
2016	4.00%
2017 (in Dollars)	373
2017	4.00%
Beyond 2017 (in Dollars)	9,065
Beyond 2017	2.17%
Total (in Dollars)	$ 12,970	$ 16,831
Total	2.63%